SHORT-TERM BANK LOAN	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
SHORT-TERM BANK LOAN

NOTE 9 – SHORT-TERM BANK LOAN

The Company’s short-term bank loans consist of the following:

		December 31, 2020	June 30, 2020
Loan payable to Industrial Bank, due November 2020	(1)	$-	$1,836,288
Loan payable to Industrial Bank, due May 2021	(2)	167,080	154,353
Loan payable to Industrial Bank, due June 2021	(2)	47,730	44,094
Loan payable to Industrial Bank, due August 2021	(3)	549,692	-
Loan payable to Industrial Bank, due March 2021	(3)	458,702	-
Loan payable to Industrial Bank, due June 2021	(4)	458,702	-
Total		$1,681,906	$2,034,735

(1)	On November 19, 2019, Fangguan Electronics entered into a short-term loan agreement with Industrial Bank to borrow approximately US$2.6 million (RMB 18 million) for a year until November 18, 2020 with annual interest rate of 5.22%. The borrowing was collateralized by the Company’s buildings and land use right. In addition, the borrowing was guaranteed by the Company’s shareholder and CEO of Fangguan Electronics, Mr. Jialin Liang, and his wife Ms. Dongjiao Su. On May 20, 2020, Fangguan Electronics partially repaid this bank loan of approximately US$706,000 (RMB5,000,000). On August 28, 2020 and September 21, 2020, Fangguan Electronics further partially repaid this bank loan of approximately US$441,000 (RMB3,000,000) and US$734,000 (RMB5,000,000) respectively. On November 18, 2020, Fangguan Electronics repaid the remaining balance in full of this bank loan of approximately US$764,500 (RMB5,000,000).

(2)	During May and Jun 2020, Fangguan Electronics issued two one-year commercial acceptance bills with amounts of approximately US$167,000 (RMB1,092,743) and US$48,000 (RMB312,161) and maturity dates at May 21, 2021 and June 11, 2021 respectively. On May 22, 2020 and June 16, 2020, the two commercial acceptance bills were discounted with Industrial Bank at an interest rate of 3.85% and the balance of the two commercial acceptance bills converted to bank loans with Industrial Bank based on a mutual agreement from both parties. This loan was also secured by the same collateral as the above RMB18 million loan under the same bank.

(3)	During August 2020, Fangguan Electronics issued a one-year commercial acceptance bill with amount of approximately US$550,000 (RMB3,595,096) and maturity date at August 6, 2021. During September 2020, Fangguan Electronics issued a six-month commercial acceptance bill with amount of approximately US$459,000 (RMB3,000,000) and maturity date at March 9, 2021. On August 11, 2020 and September 10, 2020, the two commercial acceptance bills were discounted with Industrial Bank at an interest rate of 3.80% and the balance of the two commercial acceptance bills converted to bank loans with Industrial Bank based on a mutual agreement from both parties. This loan was also secured by the same collateral as the above RMB18 million loan under the same bank.

(4) During December 2020, Fangguan Electronics issued a six-month commercial acceptance bill with amount of approximately US$459,000 (RMB3,000,000) and maturity date at June 4, 2021. On December 7, 2020, the commercial acceptance bill was discounted with Industrial Bank at an interest rate of 3.85% and the balance of the commercial acceptance bill converted to bank loan with Industrial Bank based on a mutual agreement from both parties. This loan was also secured by the same collateral as the above RMB18 million loan under the same bank.

NOTE 8 – SHORT-TERM BANK LOAN

On November 12, 2018, Fangguan Electronics entered into a short-term loan agreement with Industrial Bank to borrow approximately US$2.62 million (RMB 18 million) for a year with annual interest rate of 5.22%. The borrowing was collateralized by the Company’s buildings and land use right. In addition, the borrowing was guaranteed by the Company’s shareholder and CEO of Fangguan Electronics, Mr. Jialin Liang, and his wife Ms. Dongjiao Su. The loan was renewed for one year from November 19, 2019 to November 18, 2020. On May 20,2020, Fangguan Electronics partially repaid this bank loan of approximately US$706,000 (RMB5,000,000).

In addition, during May and Jun 2020, Fangguan Electronics issued two one-year commercial acceptance bills with amount of approximately US$198,000 (RMB1,404,904) and maturity date at May 21, 2021 and June 11, 2021. On May 22, 2020 and June 16, 2020, the two commercial acceptance bills were discounted with Industrial Bank at an interest rate of 3.85% and the balance of the two commercial acceptance bills converted to bank loans with Industrial Bank based on a mutual agreement from both parties. This loan was also secured by the same collateral as the above RMB18 million loan under the same bank.